Investments	12 Months Ended
Dec. 31, 2023
Investments, Debt and Equity Securities [Abstract]
Investments
5.           Investments
At December 31, 2023, the Group’s investments are substantially all managed by external investment managers through individual investment management agreements. The Group monitors activity and performance of the external managers on an ongoing basis.
a.Fixed maturity securities
The following table summarizes the fair value of fixed maturity investments:

	December 31, 2023
	Amortized Cost	Unrealized gains	Unrealized losses	Fair value
U.S. Treasuries	$692.4	$4.1	$(9.8)	$686.7
Agencies	16.2	0.1	(0.1)	16.2
Non-U.S. government	77.6	0.2	(1.8)	76.0
Corporate bonds	1,798.4	14.7	(25.8)	1,787.3
Residential mortgage-backed	192.0	2.0	(5.8)	188.2
Commercial mortgage-backed	53.1	—	(2.0)	51.1
Other asset backed securities	441.7	1.3	(3.6)	439.4
Total fixed maturity securities	$3,271.4	$22.4	$(48.9)	$3,244.9

	December 31, 2022
	Amortized Cost	Unrealized gains	Unrealized losses	Fair value
U.S. Treasuries	$643.1	$—	$(27.3)	$615.8
Agencies	17.5	—	(0.4)	17.1
Non-U.S. government	115.2	—	(4.3)	110.9
Corporate bonds	1,078.9	—	(58.6)	1,020.3
Residential mortgage-backed	41.4	—	(6.5)	34.9
Commercial mortgage-backed	55.2	—	(3.6)	51.6
Other asset backed securities	209.5	—	(9.2)	200.3
Total fixed maturity securities	$2,160.8	$—	$(109.9)	$2,050.9
Review of the fixed maturity securities is performed on a regular basis to consider concentration, credit quality and compliance with established guidelines. For individual fixed maturity securities, nationally recognized statistical rating organizations (“NRSROs”) are used and the lower of two ratings is taken. Prior to September 30, 2023 the Group used the lower of two or middle of three ratings. The December 31, 2022 disclosure has been presented to conform to the revised approach. The composition of the fair values of fixed maturity securities by credit rating is as follows:

	December 31, 2023		December 31, 2022
	Fair Value	%	Fair Value	%
AAA	$399.5	12%	$269.1	13%
AA	1,119.0	35%	775.6	38%
A	1,145.8	35%	622.3	30%
BBB	573.6	18%	383.9	19%
BB	7.0	—%	—	—%
Total fixed maturity securities	$3,244.9	100%	$2,050.9	100%
The contractual maturities for fixed maturity securities are listed in the following table:

	December 31, 2023		December 31, 2022
	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Due in one year or less	$566.7	$555.9	$701.7	$688.1
Due after one year through five years	2,130.3	2,119.5	1,237.6	1,156.9
Due after five years through ten years	255.5	256.0	94.8	90.6
Due after ten years	318.9	313.5	126.7	115.3
Total fixed maturity securities	$3,271.4	$3,244.9	$2,160.8	$2,050.9
Expected maturities may differ from contractual maturities as borrowers may have the right to call or repay obligations with or without call or prepayment penalties. Additionally, lenders may have the right to put the securities back to the borrower.
b.Short-term investments
The following investments were included in short-term investments and are classified as available-for-sale:

	December 31, 2023
	Amortized Cost	Unrealized gains	Unrealized losses	Fair value
U.S. Treasuries	$49.0	$—	$—	$49.0
Total short-term investments	$49.0	$—	$—	$49.0

	December 31, 2022
	Amortized Cost	Unrealized gains	Unrealized losses	Fair value
U.S. Treasuries	$228.4	$0.1	$—	$228.5
Non-U.S. government	23.2	—	(0.1)	23.1
Corporate bonds	5.4	—	—	5.4
Total short-term investments	$257.0	$0.1	$(0.1)	$257.0
The composition of the fair values of short-term investments by credit rating is as follows:

	December 31, 2023		December 31, 2022
	Fair Value	%	Fair Value	%
AAA	$—	—%	$23.1	9%
AA	49.0	100%	232.9	91%
A	—	—%	1.0	—%
Total short-term investments	$49.0	100%	$257.0	100%
c.Available-for-sale - net loss position
The following table summarizes, by type of security, the aggregate fair value and gross unrealized loss by length of time the security has been in an unrealized loss position for the Group’s available-for-sale portfolio:

	December 31, 2023
		0 - 12 months	> 12 months
	Fair value	Gross unrealized losses	Gross unrealized losses	Number of securities
U.S. Treasuries	$362.2	$(0.2)	$(9.6)	52
Agencies	5.9	—	(0.1)	5
Non-U.S. government	51.3	—	(1.8)	29
Corporate bonds	894.8	(0.9)	(24.9)	527
Residential mortgage-backed	84.3	(0.2)	(5.6)	54
Commercial mortgage-backed	43.2	(0.1)	(1.9)	23
Other asset backed securities	208.2	(0.3)	(3.3)	74
Total	$1,649.9	$(1.7)	$(47.2)	764

	December 31, 2022
		0 - 12 months	> 12 months
	Fair value	Gross unrealized losses	Gross unrealized losses	Number of securities
U.S. Treasuries	$697.4	$(5.2)	$(22.1)	93
Agencies	17.1	—	(0.4)	6
Non-U.S. government	134.2	(0.7)	(3.6)	52
Corporate bonds	1,017.5	(7.4)	(51.2)	670
Residential mortgage-backed	35.0	(0.5)	(6.0)	46
Commercial mortgage-backed	51.5	(0.4)	(3.2)	27
Other asset backed securities	198.8	(4.1)	(5.1)	85
Total	$2,151.5	$(18.3)	$(91.6)	979
At December 31, 2023 on a security level basis, 764 securities out of a total of approximately 1,263 securities were in an unrealized loss position and the largest single unrealized loss from a single security in the Group’s fixed maturity portfolio was $1.7 million. The Group believes that such securities were temporarily impaired at December 31, 2023. At December 31, 2022, on a security level basis, approximately 979 securities out of a total of approximately 1,004 securities were in an unrealized loss position and the largest single unrealized loss from a single security in the Group’s fixed maturity portfolio was $2.6 million.
d.Allowance for Expected Credit Losses - Available-for-sale
The following table provides a roll forward of the allowance for expected credit losses of the Group’s securities classified as available-for-sale:

	2023	2022	2021
Balance at beginning of year	$1.1	$2.2	$0.4
Expected credit losses on securities where credit losses were not previously recognized	4.1	—	1.8
Reductions for expected credit losses on securities where credit losses were previously recognized	(3.5)	(1.1)	—
Securities sold/redeemed/matured	(0.4)	—	—
Balance at end of year	$1.3	$1.1	$2.2
The Group assesses each quarter whether the decline in the fair value of an available-for-sale investment below its amortized cost is the result of a credit loss. All available-for-sale securities with unrealized losses are reviewed. The Group considers many factors to determine whether a credit loss exists, including the extent to which fair value is below cost, the implied yield to maturity, rating downgrades of the security and whether or not the issuer has failed to make scheduled principal or interest payments. The Group also takes into consideration information about the financial condition of the issuer and industry factors that could negatively impact the capital markets.
If the decline in fair value of an available-for-sale security below its amortized cost is considered to be the result of a credit loss, the Group compares the estimated present value of the cash flows expected to be collected to the amortized cost of the security. The extent to which the estimated present value of the cash flows expected to be collected is less than the amortized cost of the security represents the expected credit loss, which is recorded as an allowance and recognized in net income.
e.Other investments, at fair value
At December 31, 2023, other investments consisted of an opportunistic fixed income UCITS fund managed by Wellington Investment Management ("Wellington Funds") and a credit hedge fund managed by York Capital Management (“York Fund”).

	December 31, 2023		December 31, 2022
	Fair Value	%	Fair Value	%
Wellington Funds	$46.9	99%	$43.4	37%
York Fund	0.6	1%	0.9	1%
Equity and commodity structured notes	—	—%	72.8	62%
Total other investments at fair value	$47.5	100%	$117.1	100%
In 2021 the Group invested $50.0 million in Wellington Funds. The fair value of the investment in the UCITS fund at December 31, 2023 was $46.9 million (December 31, 2022 - $43.4 million).
At the end of 2019 York Fund suspended redemptions in its credit hedge fund while the underlying assets of the fund are liquidated and proceeds distributed to investors. The fair value of the residual investment in York Fund at December 31, 2023 was $0.6 million (cost: $0.8 million) (December 31, 2022 - $0.9 million (cost: $1.3 million)). The Group has recorded its investment in the York Fund at reported net asset value. There are currently no outstanding commitments to the York Fund.
At December 31, 2022 the fair value of the equity market linked structured note was $72.8 million (cost $75.0 million). The equity market linked note matured in February 2023 at par value of $75.0 million. The Group had recorded the investment at fair value using the income valuation approach.
f.Net Investment Income and Net Realized and Unrealized Investment Gains
The components of net investment return are as follows:

	2023	2022	2021
Net interest and dividend income	$123.5	$44.0	$24.0
Investment expenses	(4.0)	(3.3)	(3.4)
Net investment income	119.5	40.7	20.6
Net realized gains/(losses) on fixed maturity securities, available-for-sale	(0.7)	(2.5)	1.2
Net realized gains on fixed maturity securities, trading	—	—	0.9
Net realized gains/(losses) on other investments	2.1	27.6	(1.5)
Net realized gains/(losses) on interest rate contracts	—	(20.3)	1.0
Change in net unrealized gains/(losses) on fixed maturity securities, trading	—	(0.5)	(1.1)
Change in net unrealized gains/(losses) on other investments	3.7	(39.8)	15.7
Change in net unrealized gains/(losses) on interest rate contracts	—	0.7	(0.9)
Provision for expected credit losses	(0.2)	1.1	(1.8)
Net realized and unrealized investment gains/(losses)	4.9	(33.7)	13.5
Total realized and unrealized investments gains/(losses) and net investment income	$124.4	$7.0	$34.1